Commitments	3 Months Ended
Mar. 31, 2022
Commitments
Commitments

15 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters. The future lease payments and utilities for these non-cancellable lease contracts are EUR 113k within one year, EUR 2,373k within five years and EUR 4,056k thereafter (December 31, 2021: EUR 107k, EUR 2,370k and EUR 4,219k respectively).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 39k within one year (December 31, 2021: EUR 44k) and EUR 40k within five years (December 31, 2021: EUR 49k).

Future payment obligations

As of March 31, 2022, the Group concluded agreements with suppliers, for goods and services to be provided subsequent to March 31, 2022 with a total payment obligation of approximately EUR 3,126k (December 31, 2021: EUR 6,620k).